Consolidated condensed statements of operations and comprehensive (loss) income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales		$ 109,816	$ 58,017	$ 191,594	$ 136,662
Cost of sales (including depreciation and amortization of $5,618, $5,292, $10,854 and $10,599 respectively)		33,503	17,668	55,725	39,077
Gross profit		76,313	40,349	135,869	97,585
Selling, general and administrative expense		69,050	40,533	103,736	80,809
Research and development expense		4,836	2,596	5,783	4,742
Change in fair value of contingent consideration		641	0	641	0
Depreciation and amortization		1,852	1,813	3,777	3,638
Impairment of variable interest entity assets		5,674	0	5,674	0
Operating (loss) income		(5,740)	(4,593)	16,258	8,396
Interest expense (income)		1,681	2,834	(1,195)	5,215
Other expense (income)		1,645	(1,337)	2,064	(1,254)
Other expense		3,326	1,497	869	3,961
Income from continuing operations before income taxes		(9,066)	(6,090)	15,389	4,435
(Loss) income before income taxes		(9,066)	(6,090)	15,389	4,435
Income tax expense (benefit)		1,714	(110)	1,641	(71)
Net (loss) income		(10,780)	(5,980)	13,748	4,506
Loss attributable to noncontrolling interest		6,654	214	7,062	672
Net (loss) income attributable to Bioventus Inc.		(4,126)	(5,766)	20,810	5,178
Change in foreign currency translation adjustments		23	213	(859)	(256)
Comprehensive (loss) income		(10,757)	(5,767)	12,889	4,250
Net income (loss) from continuing operations attributable to common unit holders		6,648	214	6,882	672
Comprehensive (loss) income attributable to Bioventus Inc.		$ (4,109)	$ (5,553)	$ 19,771	$ 4,922
Earnings Per Share [Abstract]
Basic (in dollars per share)	[1]	$ (0.10)		$ (0.12)
Diluted (in dollars per share)		$ (0.10)		$ (0.12)
Weighted Average Number Of Shares Outstanding [Abstract]
Basic weighted average common shares outstanding (in shares)		41,805,347		41,802,840
Diluted weighted average common shares outstanding (in shares)	[1]	41,805,347		41,802,840
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share [Abstract]
Weighted average units used in computing basic and diluted net income (loss) per common unit	[1]	41,805,347		41,802,840
Bio Ventus LLC [Member]
Net sales						$ 321,161	$ 340,141	$ 319,177
Cost of sales (including depreciation and amortization of $5,618, $5,292, $10,854 and $10,599 respectively)						87,642	90,935	84,168
Gross profit						233,519	249,206	235,009
Selling, general and administrative expense						193,078	198,475	191,672
Research and development expense						11,202	11,055	8,095
Change in fair value of contingent consideration								(739)
Restructuring costs						563	575	1,373
Depreciation and amortization						7,439	7,908	8,615
Loss on impairment of intangible assets								489
Operating (loss) income						21,237	31,193	25,504
Interest expense (income)						9,751	21,579	19,171
Other expense (income)						(4,428)	(75)	226
Other expense						5,323	21,504	19,397
Income from continuing operations before income taxes						15,914	9,689	6,107
(Loss) income before income taxes						15,914	9,689	6,107
Income tax expense (benefit)						1,192	1,576	1,664
Net income from continuing operations						14,722	8,113	4,443
Loss from discontinued operations, net of tax							1,815	16,650
Net (loss) income						14,722	6,298	(12,207)
Loss attributable to noncontrolling interest						1,689	553
Net (loss) income attributable to Bioventus Inc.						16,411	6,851	(12,207)
Change in prior service cost and unrecognized (loss) gain for defined benefit plan adjustment						(54)	(78)	131
Change in foreign currency translation adjustments						2,126	(322)	(334)
Other comprehensive income (loss)						2,072	(400)	(203)
Comprehensive (loss) income attributable to Bioventus Inc.						$ 18,483	$ 6,451	$ (12,410)
Weighted Average Number Of Shares Outstanding [Abstract]
Diluted weighted average common shares outstanding (in shares)						4,900,000	4,900,000	4,900,000
Net income from continuing operations attributable to unit holders						$ 16,411	$ 8,666	$ 4,443
Accumulated and unpaid preferred distributions						(6,133)	(5,955)	(5,781)
Net income allocated to participating shareholders						(5,895)	(1,555)
Net income (loss) from continuing operations attributable to common unit holders						4,383	1,156	(1,338)
Loss from discontinued operations, net of tax							1,815	16,650
Net income (loss) attributable to common unit holders						$ 4,383	$ (659)	$ (17,988)
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share [Abstract]
Net income (loss) from continuing operations						$ 0.89	$ 0.24	$ (0.27)
Loss from discontinued operations, net of tax							0.37	3.40
Net income (loss) attributable to common unit holders						$ 0.89	$ (0.13)	$ (3.67)
Weighted average units used in computing basic and diluted net income (loss) per common unit						4,900,000	4,900,000	4,900,000

[1]	Per share information for the six months ended July 3, 2021 represents loss per share of Class A common stock and weighted-average shares of Class A common stock outstanding from February 16, 2021 through July 3, 2021, the period following Bioventus Inc.’s initial public offering and related transactions described in Note 1. Organization and Note 7. Earnings per share within the Notes to the Unaudited Condensed Consolidated Financial Statements.